TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2020
TRADE RECEIVABLES
TRADE RECEIVABLES

15.        TRADE RECEIVABLES

	As of December 31,
	2020	2019
	RMB’000	RMB’000
Trade receivables	747,247	672,533
Less: provision for bad debt allowance	(645,777)	(495,510)
	101,470	177,023

The Company’s trade receivables are denominated in Renminbi and non-interest bearing. As of December 31, 2020 and 2019, the Company accrued RMB 645,777,000 and RMB 495,510,000, respectively, as a provision for bad debt related to the amount of outstanding trade receivables that did not conform with the Company’s credit policy.

All of the trade receivables are expected to be recovered within one year. An aging analysis of the Company’s trade receivables, based on the invoice date, is as follows:

	As of December 31,
	2020	2019
	RMB’000	RMB’000
Within 90 days	34,309	35,846
Between 3 and 6 months	52,477	72,241
More than 6 months	14,684	68,936
	101,470	177,023

An aging analysis of trade receivables that were neither past due nor impaired or past due but not impaired, is as follows:

		Past due but not impaired
	Neither past due nor	Less than		Over 120
	impaired	30 days	31 to 120 days	days	Sub-total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
December 31, 2019	141,177	35,846	—	—	—	177,023
December 31, 2020	67,161	34,309	—	—	—	101,470

Receivables that were neither past due nor impaired relate to a large number of customers for whom there was no recent history of default. All amounts are short-term. The Company does not hold any collateral over these receivables.

The net carrying value of trade receivables is considered a reasonable approximation of fair value. As of December 31, 2020, the Company is exposed to certain credit risks as 15% and 45% of the total trade receivables were due from the Company’s largest and the five largest customers, respectively. As of December 31, 2019, the Company is exposed to certain credit risks as 13% and 42% of the total trade receivables were due from the Company’s largest and the five largest customers, respectively.